COVER PAGE Document	Jun. 26, 2020
COVER PAGE [Abstract]
Written Communications	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
City Area Code	(512)
Entity Address, Address Line One	12212 Technology Blvd.,
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30109
Document Type	8-K/A
Document Period End Date	Jun. 26, 2020
Entity Central Index Key	0001033905
Amendment Flag	true
Entity Registrant Name	LUMINEX CORPORATION
Entity Tax Identification Number	74-2747608
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78727
Local Phone Number	219-8020
Trading Symbol	LMNX
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On June 29, 2020, Luminex Corporation filed a Form 8-K to report certain events under Item 8.01. Due to an inadvertent error, the header included in the Form 8-K erroneously referred to Item 2.02 and not to Item 8.01. For the convenience of readers of our reports, this Form 8-K/A is being filed to correct the header. The content of this Form 8-K/A is otherwise identical to the content of the original Form 8-K filed on June 29, 2020.